000 B000000 08/31/2001
000 C000000 049697
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 AXP BOND FUND, INC.
001 B000000 811-2503
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 AMERICAN EXPRESS FINANCIAL CORPORATION
008 B000001 A
008 C000001 801-14721
008 D010001 MINNEAPOLIS
008 D020001 MN
008 D030001 55474
011 A000001 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
011 B000001 8-16791
011 C010001 MINNEAPOLIS
011 C020001 MN
011 C030001 55474
012 A000001 AMERICAN EXPRESS CLIENT SERVICE CORPORATION
012 B000001 84-5685
012 C010001 MINNEAPOLIS
012 C020001 MN
012 C030001 55474
013 A000001 KPMG LLP
013 B010001 MINNEAPOLIS
013 B020001 MN
013 B030001 55402
013 B040001 3900
014 A000001 AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
014 B000001 8-42582
014 A000002 AMERICAN EXPRESS FINANCIAL ADVISORS INC.
014 B000002 8-16791
014 A000003 IDS LIFE INSURANCE COMPANY
014 B000003 8-14124
014 A000004 SECURITIES AMERICA INC.
014 B000004 8-26602
014 A000005 AMERICAN EXPRESS SERVICE CORPORATION
014 B000005 8-27456
015 A000001 US BANK NATIONAL ASSOCIATON
015 B000001 C
015 C010001 ST. PAUL
015 C020001 MN
015 C030001 55101
015 C040001 1631
015 E010001 X
018  000000 Y
019 A000000 Y
019 B000000   70
019 C000000 AMEXPFUNDS
020 A000001 MERRILL LYNCH, PEIRCE, FENNER & SMITH INC.
020 B000001 13-5674085
020 C000001     25
020 A000002 MORGAN STANLEY DEAN WITTER & CO.
020 B000002 13-2655998
020 C000002     23
020 A000003 NATIONSBANK
020 B000003 56-2058405
020 C000003     16
020 A000004 FIRST UNION SECURITIES, INC.
020 B000004 54-0796506
020 C000004     15
020 A000005 CREDIT SUISSE FIRST BOSTON CORP.
020 B000005 13-5659485
020 C000005      8
020 A000006 GOLDMAN, SACHS & CO.
020 B000006 13-5108880
020 C000006      6
020 A000007 LEHAMN BROTHERS INC.
020 B000007 13-2518466
020 C000007      5
020 A000008 ABN AMRO INCORPORATED
020 B000008 13-3227945
020 C000008      5
020 C000009      0
020 C000010      0
021  000000      104
022 A000001 MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
022 B000001 13-5674085
022 C000001   1475589
022 D000001    873882
022 A000002 MORGAN STANLEY DEAN WITTER $ CO.
022 B000002 13-2655998
022 C000002   1239765
022 D000002    512961
022 A000003 CREDIT SUISSE FIRST BOSTON CORP.
022 B000003 13-5659485
022 C000003    911685
022 D000003    620459
022 A000004 SALOMON SMITH BARNEY INC.
022 B000004 11-2418191
022 C000004    860314
022 D000004    570948
022 A000005 GOLDMAN, SACHS & CO.
022 B000005 13-5108880
022 C000005    906305
022 D000005    342557
022 A000006 LEHMAN COMMERICAL PAPER INC.
022 B000006 13-2501865
022 C000006    645617
022 D000006         0
022 A000007 LEHMAN BROTHERS INC.
022 B000007 13-2518466
022 C000007    308164
022 D000007    269764
022 A000008 UBS WARBURG LLC
022 B000008 13-3340045
022 C000008    310136
022 D000008    239487
022 A000009 BEAR STEARNS & CO. INC.
022 B000009 13-3299429
022 C000009    136580
022 D000009    162530
022 A000010 HSBC BROKERAGE (USA) INC.
022 B000010 13-5101370
022 C000010    154172
022 D000010     59514
023 C000000    7637103
023 D000000    4030951
024  000000 Y
025 A000001 LABRANCHE
025 B000001 13-3496435
025 C000001 D
025 D000001   10275
025 A000002 FLEETBOSTON FINANCIAL
025 B000002 05-0341324
025 C000002 D
025 D000002   23506
025 A000003 LEHMAN BROTHERS
025 B000003 13-2518466
025 C000003 D
025 D000003   20944
025 A000004 BANK OF AMERICA
025 B000004 94-1687655
025 C000004 D
025 D000004   22659
025 A000005 BANK OF AMERICA
025 B000005 94-1687655
025 C000005 D
025 D000005    7989
025 A000006 SALOMON SMITH BARNEY
025 B000006 11-2418191
025 C000006 D
025 D000006   15375
025 A000007 SALOMON SMITH BARNEY
025 B000007 11-2418191
025 C000007 D
025 D000007   23053
025 A000008 E*TRADE GROUP
025 B000008 77-0116489
025 C000008 D
025 D000008    4658
025 A000009 GOLDMAN SACHS GROUP
025 B000009 13-5108880
025 C000009 D
025 D000009   17361
025 A000010 LEGG MASON
025 B000010 52-0902557
025 C000010 D
025 D000010    7142
025 D000011       0
025 D000012       0
025 D000013       0
025 D000014       0
025 D000015       0
025 D000016       0
026 A000000 N
026 B000000 Y
026 C000000 Y
026 D000000 Y
026 E000000 Y
026 F000000 Y
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
028 A010000    145014
028 A020000     14576
028 A030000         0
028 A040000     94210
028 B010000     98455
028 B020000     15431
028 B030000         0
028 B040000     70306
028 C010000     83168
028 C020000     14997
028 C030000         0
028 C040000     75558
028 D010000     66758
028 D020000     15716
028 D030000         0
028 D040000     69076
028 E010000    144096
028 E020000     15708
028 E030000         0
028 E040000    148489
028 F010000    109026
028 F020000     14585
028 F030000         0
028 F040000     79901
028 G010000    646517
028 G020000     91013
028 G030000         0
028 G040000    537540
028 H000000    194490
029  000000 Y
030 A000000   4176
030 B000000  4.75
030 C000000  0.00
031 A000000   1964
031 B000000      0
032  000000      3
033  000000   2211
034  000000 Y
035  000000   2161
036 A000000 N
036 B000000      0
037  000000 N
038  000000      0
039  000000 N
040  000000 Y
041  000000 Y
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000 100
043  000000  14626
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.000
048 A010000  1000000
048 A020000 0.520
048 B010000  1000000
048 B020000 0.495
048 C010000  1000000
048 C020000 0.470
048 D010000  3000000
048 D020000 0.445
048 E010000  3000000
048 E020000 0.420
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000  9000000
048 K020000 0.395
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 N
054 A000000 Y
054 B000000 Y
054 C000000 Y
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 N
054 H000000 N
054 I000000 N
054 J000000 N
054 K000000 N
054 L000000 Y
054 M000000 Y
054 N000000 N
054 O000000 Y
055 A000000 N
055 B000000 N
056  000000 Y
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000      100
062 A000000 Y
062 B000000   0.0
062 C000000   3.3
062 D000000   0.0
062 E000000   0.0
062 F000000   0.3
062 G000000   0.0
062 H000000   0.0
062 I000000   5.1
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000  11.9
062 N000000  28.7
062 O000000   0.0
062 P000000  50.7
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000 15.3
064 A000000 Y
064 B000000 N
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 Y
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 Y
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 Y
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 Y
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 Y
070 J020000 N
070 K010000 Y
070 K020000 Y
070 L010000 Y
070 L020000 Y
070 M010000 Y
070 M020000 Y
070 N010000 Y
070 N020000 N
070 O010000 Y
070 O020000 Y
070 P010000 Y
070 P020000 Y
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000   4121409
071 B000000   3964152
071 C000000   3443370
071 D000000  115
072 A000000 12
072 B000000   266377
072 C000000     4634
072 D000000        0
072 E000000        0
072 F000000    17707
072 G000000     1753
072 H000000        0
072 I000000     4563
072 J000000      220
072 K000000      624
072 L000000        0
072 M000000       20
072 N000000      138
072 O000000        0
072 P000000        0
072 Q000000        0
072 R000000       42
072 S000000        0
072 T000000    14626
072 U000000        0
072 V000000        0
072 W000000      588
072 X000000    40281
072 Y000000      384
072 Z000000   231114
072AA000000        0
072BB000000    30600
072CC010000   152685
072CC020000        0
072DD010000   148004
072DD020000    87466
072EE000000        0
073 A010000   0.0000
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000      128
074 B000000        0
074 C000000   510481
074 D000000  3549440
074 E000000    42860
074 F000000        6
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000    30943
074 K000000        0
074 L000000    58592
074 M000000        0
074 N000000  4192450
074 O000000   302081
074 P000000      114
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000     2501
074 S000000        0
074 T000000  3887754
074 U010000   492007
074 U020000   308387
074 V010000     0.00
074 V020000     0.00
074 W000000   0.0000
074 X000000   238158
074 Y000000        0
075 A000000        0
075 B000000  3651752
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N

077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
078  000000 N
080 A000000 TRAVELERS CASUALTY SURETY CO. OF AMERICA
080 C000000     2300
081 A000000 N
081 B000000   0
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 Y
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

Exhibit 77D

At the Board of Directors meeting held on October 10-11, 2001, the following investment policy was changed:

Under normal market conditions, at least 80% of the Fund's net assets are invested in bonds. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

           Independent Auditors' Report on Internal Accounting Control


The Board of Directors and Shareholders
AXP Bond Fund, Inc.:

In planning and performing our audits of the financial statements of AXP Bond Fund, Inc. for the year ended August 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control.

The management of AXP Bond Fund, Inc. is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statement for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

Because of inherent limitations in internal control, errors or irregularities may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of the internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matter involving the internal control and its operation, including controls for safeguarding securities, that we consider to be a material weakness as defined above.

This report is intended solely for the information and use of management, the Board of Directors of AXP Bond Fund, Inc., and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ KPMG LLP
-------------
    KPMG LLP
    Minneapolis, Minnesota
    October 5, 2001